Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Equity Method Investments
4.
Equity Method Investments
a)
Diana Wilhelmsen Management Limited, or DWM:
DWM is a joint venture between
Diana Ship
Management Inc., a
wholly owned subsidiary
of DSI, and
Wilhelmsen Ship Management
Holding AS, an
unaffiliated third party,
each holding
50 % of DWM. As of December 31, 2025 and 2024, the investment in
DWM
amounted to
$
244
and
$
794
and
is
included
in
equity
method
investments
in
the
accompanying
consolidated balance sheets. In 2025, 2024 and 2023, the investment in DWM resulted in a loss of $
550 ,
a
gain
of
$
60
and
a
gain
of
$
228
,
respectively,
included in
loss
from
equity method
investments in
the
accompanying consolidated statements of income.
DWM
performs the
technical and
commercial management
of
five
vessels of
the
Company’s fleet
for
a
fixed monthly fee
separately presented as management
fees to a
related party and
a percentage of their
gross
revenues
included
in
voyage
expenses.
Management
fees
to
DWM
in
2025,
2024
and
2023
amounted to $ 1,191 , $ 1,332
and $
1,313
, respectively. Voyage expenses (commissions) incurred by
DWM
under
the
management
agreements
during
2025,
2024
and
2023,
amounted
to
$
314
,
$
368
and
$
390 ,
respectively.
As of
December 31, 2025
and 2024, there
was an amount
of $
239
and $
3
due from DWM,
included in due from related parties in the accompanying consolidated balance sheets.
b)
Bergen
Ultra
LP,
or
Bergen:
Bergen
is
a
limited
partnership
established
as
a
wholly
owned
subsidiary of the Company, for the purpose of acquiring, owning, and operating a vessel. On February
14,
2023, Bergen signed
a Memorandum of
Agreement to acquire from
an unrelated third-party
an Ultramax
dry bulk
vessel which
was delivered
on April
10, 2023.
On March
30, 2023,
Bergen entered
into a
loan
agreement
with
Nordea
for
a
$
15,400
loan
to
finance
part
of
the
purchase
price
of
the
vessel
and
the
Company
provided a
corporate guarantee
to
secure Bergen’s
obligations under
the
loan
(Note 10).
On
April
28,
2023,
the
Company
entered
into
(i)
an
investment
agreement
with
an
unrelated
third
party
to
acquire 75
% of
the limited
partnership interests;
(ii) an
amended limited
partnership agreement
under which
the Company
acts as
the General
Partner of
the partnership
through its
wholly owned
subsidiary Diana
General Partner
Inc.; (iii)
an administrative
service agreement
under which
DSS provides
administrative
services to Bergen; (iv) a
commission agreement under which the Company is
paid a commission on the
outstanding
balance
of
the
loan,
as
compensation
for
the
guarantee
it
provided
to
Nordea
and
(v)
a
convertible
loan
with
Bergen
under
which
Bergen
would
have
to
repay
all
expenditures
made
by
the
Company for the acquisition
of the vessel. Pursuant
to the terms of the convertible
loan, on April 28, 2023,
the
Company
received
from
Bergen
$
25,189
in
cash
while
an
amount
of
$
3,675
was
converted
into
partnership interests in Bergen, representing 25 % of the total partnership interests.
Following the
admission of
the new
investor,
the Company
evaluated its
interests in
Bergen under
ASC
810 and
concluded that
Bergen is
a VIE
and that
the Company
does not
individually have
the power
to
direct the
activities of the
VIE that most
significantly affect the
partnership’s performance. From
April 28,
2023
the
Company
no
longer
retained
control
over
Bergen’s
board
of
directors.
Consequently,
the
Company deconsolidated
Bergen in
accordance with
ASC 610
and the
retained noncontrolling
interest was
accounted for under the equity method due to the Company’s significant influence over Bergen.
On the date of
deconsolidation, the fair value of the
Company’s interest amounted to $
4,519 , determined
through Level 2 inputs of the
fair value hierarchy,
by taking into consideration the fair value
of the distinct
assets and
liabilities of
Bergen on
the date
of the
deconsolidation.
This resulted
in a
gain on
deconsolidation
amounting to
$
844
, separately
presented in
the accompanying
consolidated statement of
income, being
the difference
between the fair
value of the
retained noncontrolling interest
plus the carrying
value of the
liabilities assumed by Bergen and the carrying value of the assets derecognized.
As of December 31, 2025 and 2024,
the Company’s equity investment in Bergen
amounted to $
4,227
and
$ 5,012
, respectively, and is included in
equity method investment,
current and equity
method investments,
non-current, respectively,
in the accompanying consolidated balance
sheets. In 2025, 2024 and 2023, the
investment in
Bergen resulted
in a
loss of
$
765
, a
gain of
$
312
and a
gain of
$
181
, respectively
and is
included in loss from equity method investments
in the accompanying consolidated statements
of income.
Also, in 2025,
2024 and
2023, income
from management
fees from Bergen
amounted to $
15 , $ 15
and $
10 ,
respectively,
included
in
time
charter
revenues
and
income
from
the
commission
paid
on
the
loan
guarantee
amounted
to
$
52
,
$
40
and
$
28
,
included
in
interest
and
other
income
in
the
accompanying
consolidated statements
of income. As
of December 31,
2025 and 2024,
there was an
amount of $
158
and
$ 246 , respectively, due from Bergen included in due from related parties, current and non-current.
On November 19, 2025, Bergen entered into an agreement with an unrelated third party to sell the vessel for the sale price
of $
26,400
. As a result,
the Company reclassified
its equity method investment
from non-
current to current assets,
in the accompanying consolidated balance sheet. (Note 16).
c)
Windward Offshore
GmbH,
or Windward:
On November
7, 2023,
the Company
through its
wholly
owned subsidiary Diana
Energize Inc., or Diana
Energize, entered into a
joint venture agreement,
with
two
unrelated companies
to form Windward
Offshore GmbH &
Co. KG or
Windward, based
in Germany, for the
purpose of
establishing and
operating an
offshore wind
vessel company
with the
aim of
becoming a
leading
provider
of
service
vessels
to
the
growing
offshore
wind
industry
and
acquire
certain
vessels.
Diana
Energize committed to contribute 50
million Euro, representing
45.87 % of the limited partnership’s capital.
On May 5, 2025, a new partner was admitted to Windward and the Company received Euro 3.1 million as
return of capital, which reduced the
Company’s ownership percentage to
34
%. As of December 31,
2025
and 2024,
the Company’s investment
in Windward
amounted to
$
44,494
and $
36,631 , respectively, mainly
consisting
of
advances to
fund
the
construction of
four
vessels
and working
capital.
On
September 30,
2025, the
first vessel
was delivered
to its
owners. In
2025, 2024
and 2023,
the investment
in Windward
resulted
in
a
loss
of
$
62
,
$
518
and
$
671
,
respectively,
and
is
included
in
loss
from
equity
method
investments in the accompanying consolidated statements of income.
d)
Diana Mariners
Inc., or
Diana Mariners:
On September
12, 2023,
the Company
through its
wholly
owned subsidiary Cebu Shipping
Company Inc., or Cebu, acquired
24
% of Cohen Global Maritime Inc.,
or
Cohen,
a
company
organized
in
the
Republic
of
the
Philippines
for
the
purpose
of
providing
manning
agency services. In August 2024, Cohen was renamed Diana Mariners and acts as the manning agent of
the Company’s vessels.
As of December
31, 2025 and
2024, the Company’s
investment in Diana
Mariners
amounted to
$
383
and $
389
, respectively
and there
was an
amount of
$
760
and $
100
, included
in due
from related parties, respectively. In 2025, 2024 and 2023, the investment in Diana Mariners resulted in a loss
of
$
24
,
$
0
and
$
0
,
respectively
and
is
included
in
loss
from
equity
method
investments
in
the
consolidated statements of income. For 2025, 2024 and 2023,
manning fees to Diana Mariners amounted
to $ 314 , nil
and
nil
, respectively, and are included in operating
expenses in the consolidated
statements of
income.
As
of
December
31,
2025,
all
of
the
Company’s
ship-owning
subsidiaries
have
entered
into
manning agreements with Diana Mariners.
e)
Ecogas
Holding
AS,
or
Ecogas:
On
March
12,
2025,
the
Company,
through
a
wholly
owned
subsidiary
Diana
Gas
Inc.,
entered
into
a
joint
venture
agreement
with
an
unrelated
party
to
establish
Ecogas,
a company
formed under
the
laws
of Norway,
for
the
purpose of
building
two
7,500 cbm
LPG
vessels
with
delivery
in
2027
and
with
an
option
for
two
additional
vessels.
Under
the
terms
of
the
agreement, the Company and its strategic
partner hold equal voting rights
(
50 % each), and as a result the
Company does
not have
control over
Ecogas. Furthermore, the
Company agreed to
contribute $
18,464 ,
representing an 80
% equity interest, for the
construction of the
two
vessels. As of December
31, 2025, the
investment
in
Ecogas
amounted
to
$
8,754
,
representing
part
of
its
equity
participation
to
fund
the
construction of
the vessels
and working
capital. In
2025, the
investment in
Ecogas resulted
in a
loss of
$ 1,409
and is included in loss from equity method investments in
the consolidated statements of income.